INTERIM CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS (Unaudited) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Statement of Comprehensive Income [Abstract]
Net loss	$ (2,882)	$ (12,357)
Other comprehensive loss:
Change in foreign currency translation adjustment	271	(1,111)
Cash flow hedges:
Change in net unrealized losses	(800)	(396)
Amounts reclassified into net loss	(1,000)	51
Net change	(1,800)	(345)
Other comprehensive loss, net	(1,529)	(1,456)
Total of comprehensive loss	$ (4,411)	$ (13,813)